Pacer Industrials and Logistics ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Energy - 0.6%
ADNOC Logistics & Services	2,335	$2,963
SFL Corp. Ltd.	46	422
		3,385

Industrials - 85.6%(a)
ABB Ltd.	948	62,480
ANE Cayman, Inc. (b)	370	384
AP Moller - Maersk AS - Class B	2	3,986
ArcBest Corp.	7	512
ATS Corp. (b)	31	943
AutoStore Holdings Ltd. (b)(c)	1,081	768
Brambles Ltd.	430	6,620
Canadian National Railway Co.	197	18,435
Canadian Pacific Kansas City Ltd.	519	38,253
Cargotec Oyj	17	1,164
CH Robinson Worldwide, Inc.	37	4,267
China Merchants Port Holdings Co. Ltd.	1,327	2,613
CJ Logistics Corp.	7	449
Clarkson PLC	10	457
COSCO SHIPPING Holdings Co. Ltd. - Class H	938	1,716
COSCO SHIPPING Ports Ltd.	1,188	832
Costamare, Inc.	36	363
CSX Corp.	589	20,933
CTT-Correios de Portugal SA	44	373
Daifuku Co. Ltd.	118	3,039
Danaos Corp.	6	551
Deutsche Post AG	376	16,977
DSV AS	76	17,071
Expeditors International of Washington, Inc.	43	4,998
FedEx Corp.	76	16,985
Full Truck Alliance Co. Ltd. - ADR	296	3,419
Golden Ocean Group Ltd. (d)	60	490
GXO Logistics, Inc. (b)	36	1,790
Hapag-Lloyd AG (c)	55	7,988
HMM Co. Ltd.	276	4,667
Hoegh Autoliners ASA	60	609
Hyundai Glovis Co. Ltd.	24	2,553
ID Logistics Group SACA (b)	2	1,008
International Container Terminal Services, Inc.	633	4,862
J&T Global Express Ltd. (b)	2,530	3,326
JB Hunt Trasport Services, Inc.	31	4,466
JD Logistics, Inc. (b)(c)	2,062	3,588
Kalmar Oyj - Class B	17	772
Kamigumi Co. Ltd.	34	957
Kardex Holding AG	2	773
Kawasaki Kisen Kaisha Ltd.	202	2,876
KION Group AG	41	2,546
Kirby Corp. (b)(d)	18	1,716
Knight-Swift Transportation Holdings, Inc. (d)	51	2,168
Konoike Transport Co. Ltd.	18	386
Kuehne + Nagel International AG	38	7,780
Landstar System, Inc.	11	1,467
Logista Integral SA	42	1,334
Mainfreight Ltd.	32	1,118
Marten Transport Ltd.	26	316
Matson, Inc.	10	1,068
Mitsubishi Logisnext Co. Ltd.	34	444
Mitsubishi Logistics Corp.	120	1,029
Mitsui OSK Lines Ltd.	113	3,818
Mitsui-Soko Holdings Co. Ltd.	24	628
Navios Maritime Partners LP	10	410
Nikkon Holdings Co. Ltd.	40	907
NIPPON EXPRESS HOLDINGS INC	83	1,829
Nippon Yusen KK	145	5,107
Norfolk Southern Corp.	71	19,738
Old Dominion Freight Line, Inc.	67	10,000
Orient Overseas International Ltd.	205	3,695
Pacific Basin Shipping Ltd.	1,621	469
Pan Ocean Co. Ltd.	167	507
Qube Holdings Ltd.	558	1,570
Rumo SA	580	1,719
RXO, Inc. (b)(d)	52	803
Ryder System, Inc.	13	2,310
Saia, Inc. (b)	9	2,720
Sankyu, Inc.	17	1,003
Santos Brasil Participacoes SA	274	682
Schneider National, Inc. - Class B	29	709
Seino Holdings Co. Ltd.	59	902
Senko Group Holdings Co. Ltd.	56	758
SG Holdings Co. Ltd.	202	2,257
SITC International Holdings Co. Ltd.	836	2,710
Star Bulk Carriers Corp. (d)	37	676
Sumitomo Warehouse Co. Ltd.	25	520
Symbotic, Inc. (b)(d)	35	1,888
TFI International, Inc.	27	2,353
Toyota Industries Corp.	102	11,031
Transcoal Pacific Tbk PT	1,577	601
TS Lines Ltd.	528	570
Union Pacific Corp. (d)	238	52,829
United Parcel Service, Inc. - Class B	409	35,239
Wallenius Wilhelmsen ASA	134	1,209
Werner Enterprises, Inc.	20	554
Westshore Terminals Investment Corp.	20	408
Wilson Sons SA	138	436
XPO Logistics, Inc. (b)	37	4,451
Yamato Holdings Co. Ltd.	114	1,663
Yaskawa Electric Corp.	84	1,776
ZIM Integrated Shipping Services Ltd.	38	602
ZTO Express Cayman, Inc.	186	3,599
		476,341

Information Technology - 12.7%
Celestica, Inc. (b)	36	7,213
Cognex Corp.	53	2,161
Cybozu, Inc.	17	457
Flex Ltd. (b)(d)	120	5,984
Open Text Corp.	82	2,419
Sanmina Corp. (b)	17	1,972
SAP SE	175	50,234
		70,440
TOTAL COMMON STOCKS (Cost $598,876)		550,166

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58% (e)	64,998	64,998
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $64,998)		64,998

TOTAL INVESTMENTS - 110.6% (Cost $663,874)		615,164
Liabilities in Excess of Other Assets - (10.6)%		(58,738)
TOTAL NET ASSETS - 100.0%		$556,426
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $12,344 or 2.2% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $62,354.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Industrials and Logistics ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$550,166	$–	$–	$550,166
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	64,998
Total Investments	$550,166	$–	$–	$615,164

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $64,998 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.